Virtus Variable Insurance Trust
Supplement dated February 11, 2014 to the Summary and Statutory Prospectuses
and the Statement of Additional Information (“SAI”), each dated May 1, 2013
Important Notice to Investors
The following describes changes to the current disclosure regarding expense limitation arrangements for each affected Series, effective January 1, 2014. For certain funds, the advisory or subadvisory fee structure has also changed effective January 1, 2014 and these changes are described below.
Virtus Capital Growth Series
Footnote (2) to the Fees and Expenses table in the Series’ summary prospectus and summary section of the Series’ statutory prospectus, and the paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus are hereby revised to state that the date through which the contractual expense limitation arrangements are in place and after which they may be discontinued at any time is April 30, 2015.
Virtus Growth & Income Series
Footnote (2) to the Fees and Expenses table in the Series’ summary prospectus and summary section of the Series’ statutory prospectus, and the paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus are hereby revised to state that the date through which the contractual expense limitation arrangements are in place and after which they may be discontinued at any time is April 30, 2015.
Virtus International Series
The paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus is hereby replaced in its entirety with the following:
The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that such expenses exceed 1.18% of the Series’ Class A Shares and 0.93% of the Series’ Class I Shares average net assets. This expense limitation agreement is in place through April 30, 2015. After April 30, 2015, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.
Virtus Multi-Sector Fixed Income Series
The paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus is hereby revised to state that the date through which the contractual expense limitation arrangements are in place and after which they may be discontinued at any time is April 30, 2015.
Additionally, the subadvisory fee described under “The Subadviser” in the Series’ statutory prospectus is hereby replaced with the following: “From its investment advisory fee, VIA, not the Series, pays Newfleet for its subadvisory services at the rate of 50% of the net advisory fee.”
Virtus Premium AlphaSector Series
Footnote (2) to the Fees and Expenses table in the Series’ summary prospectus and summary section of the Series’ statutory prospectus, and the paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus are hereby revised to state that the date through which the contractual expense limitation arrangements are in place and after which they may be discontinued at any time is April 30, 2015.
Virtus Real Estate Securities Series
Footnote (2) to the Fees and Expenses table in the Series’ summary prospectus and summary section of the Series’ statutory prospectus, and the paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus are hereby revised to state that the date through which the contractual expense limitation arrangements are in place and after which they may be discontinued at any time is April 30, 2015.

Additionally, the subadvisory fee described under “The Subadviser” in the Series’ statutory prospectus is hereby replaced with the following: “From its investment advisory fee, VIA, not the Series, pays Duff & Phelps for its subadvisory services at the rate of 50% of the net advisory fee.”
Virtus Small-Cap Growth Series
Footnote (2) to the Fees and Expenses table in the Series’ summary prospectus and summary section of the Series’ statutory prospectus, and the paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus are hereby revised to state that the date through which the contractual expense limitation arrangements are in place and after which they may be discontinued at any time is April 30, 2015.
Additionally, the advisory fee described under “The Adviser” in the Series’ statutory prospectus is hereby replaced with the following:
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:

1st $1 billion	Over $1 billion
0.85%	0.80%
Virtus Small-Cap Value Series
Footnote (2) to the Fees and Expenses table in the Series’ summary prospectus and summary section of the Series’ statutory prospectus, and the paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus are hereby revised to state that the date through which the contractual expense limitation arrangements are in place and after which they may be discontinued at any time is April 30, 2015.
Additionally, the advisory fee described under “The Adviser” in the Series’ statutory prospectus is hereby replaced with the following:
The Series pays VIA an investment management fee that is accrued daily against the value of the Series’ net assets at the following annual rate:

1st $400 million	$400 million to $1 billion	Over $1 billion
0.90%	0.85%	0.80%
Virtus Strategic Allocation Series
Footnote (2) to the Fees and Expenses table in the Series’ summary prospectus and summary section of the Series’ statutory prospectus, and the paragraph describing the expense limitation arrangements under “The Adviser” in the Series’ statutory prospectus are hereby revised to state that the date through which the contractual expense limitation arrangements are in place and after which they may be discontinued at any time is April 30, 2015.
Additionally, the subadvisory fee described under “The Subadviser” in the Series’ statutory prospectus is hereby replaced with the following: “From its investment advisory fee, VIA, not the Series, pays Euclid for its subadvisory services at the rate of 50% of the net advisory fee applicable to the equity portion of the Series’ assets, and pays Newfleet for its subadvisory services at the rate of 50% of the net advisory fee applicable to the fixed income portion of the Series’ assets.”
All Series
To the extent disclosure corresponding to the expense limitation arrangements and the advisory and subadvisory fees amended by the above appears in the SAI, such disclosure is hereby amended to reflect these changes.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VVIT ExpenseCaps&Fees (2/14)